 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

MH Elite Portfolio of Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of Principal Executive Offices)  (Zip Code)

Harvey Merson

or

Jeff Holcombe

43 Highlander Drive

Scotch Plains, NJ 07076

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  800-318-7969

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Annual Report December 31, 2012

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds MH Elite Fund of Funds MH Elite Select Portfolio of Funds MH Elite Income Fund of Funds	(MHELX) (MHEFX) (MHESX) (N/A)

MH Elite Portfolio of Funds, Inc. 43 Highlander Drive Scotch Plains, New Jersey 07076 1-800-318-7969 www.mhelite.com

Dear Fellow Shareholder:

We are pleased to present our combined 2012 annual report for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds.

Against all odds illustrates the dichotomy of investing when we take a look at the performance of the stock market in 2012. Based on the behavior of investors, coupled with the economic and political news throughout the year, one would have projected another year of mediocre returns for stocks. Investors continued to take money out of stock funds and move into bond funds as the U.S. stock market was reaching heights not seen since 2007. With a lack of financial stability in place, civil unrest, high debt and deficits and unstable currencies, Europe was mired in a recession and yet equities there were also producing strong gains over the past twelve months.

The U.S. recovery sputtered along in 2012 as domestic corporate profits grew at a subpar 3%. A slowing growth rate and an expanding housing bubble in China also factored into the global meltdown in commodities and precious metals. Political uncertainty here and abroad spooked investors with the potential threat of another U.S. recession, which in turn, could trigger a more severe global economic downturn. Investor confidence, or lack thereof, was swayed by the dysfunctional behavior of our politicians. As only 2% of bills introduced in Congress were signed into law in 2012, the 112th Congress proved to be the least productive since WWII. Congress’ indecisiveness is capable of propelling the U.S. off the fiscal cliff of spending cuts and tax increases. In sharp contrast to the rapidly rising federal deficit, consumers have acted more responsibly in managing and reducing their personal debt.

A third round of quantitative easing (QE3) was launched in the third quarter in anticipation that banks would be in a better position to lend more and boost the housing market. If money is available, at record low interest rates, consumers may be more willing to borrow and spend which could help fuel the economy by increasing demand and, hopefully, prompt employers to create more jobs. With 30 year fixed mortgage rates still under 4%, the housing market is showing some signs of life. Housing permits hit their highest level since 2008. The unemployment rate did fall below 8% for the first time in four years, but this number does not tell the whole story. The published rate does not include those individuals who have dropped out of the labor market and are no longer looking for work. Economic uncertainty was particularly hard felt along the East Coast from the aftermath of Super Storm Sandy. The destruction and losses on our local economy will last for many years as individuals and businesses try to rebuild. The highlight of uncertainty had to be December 21st, the end of the world according to the Mayan calendar.

The current economic environment is not unlike what investors experienced in the early eighties. Investor fears were focused on inflation, federal debt and budget deficits, rising oil prices, meager economic growth and a slowing of corporate profit margins. Uncertainty can be the impetus to playing it safe by moving out of stocks and into bonds or can be viewed as a breeding ground for opportunity as investors who stayed the course were well rewarded for their patience in 2012.

2012 had a promising start as the Dow and S&P 500 Indexes had their best January performances in 15 years and the NASDAQ Composite Index had its best start to a new year since 2001. A spike in consumer confidence in February pushed the Dow above 13,000 for the first time since May 2008. The broad stock market ended the first quarter on a high note led by Apple and technology as a group, financial services which include housing related companies and consumer services. Despite poor performances in commodities, precious metals and energy, the S&P 500 Index was up 12% by the end of the first quarter.

The stock market started to slide in April and caught traction in May losing over 6%. Led by health care and real estate, stock prices rallied slightly in June with the S&P 500 Index ending the second quarter with a year to date gain of 9.5%. Foreign and emerging market indexes had more modest gains of between 2 and 4 percent for the six month period ending in June.

During the third quarter monetary policies here and abroad created a backdrop of positive news to help push global markets higher. Stock prices remained choppy throughout the end of the year with losses in October, an uneventful November and a slight rally in December. Our presidential election was anything but uneventful but had little impact on stock prices for the month of November. For the year and against all odds, stock prices moved higher with double digit returns for most equity asset classes while investors took a more wait and see approach to investing and appeared to be content, for now, to be on the outside looking in.

For the year 2012, MH Elite Small Cap Fund of Funds was up 15.1%. By comparison, the Russell 2000 index of small cap stocks gained 16.3%.  Our underperformance was attributed to weaker performance relative to the index for the first 6 months of 2012. Through June we were up 5.9% vs. the Russell 2000’s gain of 8.5%. For the period July thru December we outperformed the index with a return of 8.6% vs. the indexes 7.2%. Relative to the small cap categories tracked by Morningstar our performance was comparable to other small cap funds. According to Morningstar, the small cap growth category returned 13.2%, small blend 15.3% and small cap value funds were up 16.0% We generally maintain an equal weighting to value and growth funds. When comparing performance vs. an index keep in mind indexes do not have expenses, trading costs and do not have to handle cash flow issues. For example, with stock funds suffering net redemptions despite performing well in 2012, positions have to be sold to meet those requests or funds will hold cash in anticipation and not be fully invested throughout the year. Some or all of these issues can have a positive or negative impact on a fund’s performance relative to an index.

In 2012, there were no new additions to the portfolio until August, with the additions of Walthausen Small Cap Value, T. Rowe Price New Horizons, Huber Capital Small Cap Value and Alliance Bernstein Small Cap Growth. Earlier in the year we added to a number of existing positions. We liquidated our positions in Parnassus Small Cap, Perkins Small Cap Value, Dreyfus Opportunistic Small Cap, Royce 100, Royce Micro Cap and Schneider Small Cap Value. We continue to search for the best mix of funds we believe will create a balanced approach to investing in small cap stocks over the long term. Acknowledging that top performing funds will generally under perform their respective benchmark thirty percent of the time over a ten year cycle, there will always be a few positions within the portfolio that will be a drag on our overall performance in any given year. For 2012 our culprits were BMO Small Cap Growth (12.1%), Allianz NFJ Small Cap Value (10.8%) and Cambiar Small Cap (13.1%). Funds that underweighted financials and/or over weighted energy had disappointing returns in 2012, as was the case with Allianz NFJ Small Cap Value. Our best contributors to performance were  PIMCO Small Cap StocksPLUS Trust (28.6%) Fidelity Small Cap Discovery (24.0%) and new additions Huber Capital Small Cap Value (28.3%) and Walthausen Small Cap Value (32.1%) which we did not own for the entire year. MH Elite Small Cap Fund of Funds continues to perform very well relative to other fund of funds. Our 10 year average annual return ranked in the top 3% out of 4090 fund of funds according to a search performed using Morningstar’s Principia mutual fund database.

For the year 2012, MH Elite Fund of Funds gained 14.2% which trailed the returns of the S&P 500 Index and the Russell 1000 Index, up 16% and 16.4%, respectively. Performance vs. the indexes picked up in the 4th quarter but not enough to overcome underperformance earlier in the year.  The best performing sectors were financials, real estate, health care and consumer cyclical stocks. The Fairholme fund, managed by Bruce Berkowitz who was recognized by Morningstar as the U.S. stock fund manager of the decade ending 2010, was our best performer, up over 35% with a very sizable stake in financials (the same stocks that punished him in 2011). This is important to note as this fund was our worst performer in 2011, with a loss exceeding 32%. This highlights a somewhat juggling act we face each year when selecting funds for the portfolio. When to hold and when to fold is a very difficult decision and can make or break our performance when compared against an index. Other funds with strong performances included PIMCO Fundamental Index Plus Trust (26.8%), Ridgeworth Mid Cap Value Equity (21.8%) and   T. Rowe Price Media and Telecommunications (22.7%).

Funds detracting from our performance included Artisan Mid Cap Value (11.4%), Scout Mid Cap (9.9%), Ivy Mid Cap Growth (13.5%), Yacktman (11.5%), Weitz Partners III Opportunity (12.9%) and Sterling Capital Equity Income (10.2%). A number of funds added to the portfolio during the year that did not live up to our expectations were Columbia Dividend Opportunity (13.3%), ING Corporate Leaders Trust (13.2%) and Royce Special Equity Multi Cap (11.6%). To make room in the portfolio for the above additions we sold Amana Growth, Amana Income, Blackrock US Opportunities and MainStay ICAP Select Equity.

Primecap Odyssey Aggressive Growth, a mid cap growth fund was purchased to replace Primecap Odyssey Growth, a large cap offering. We trimmed our positions in a few funds to add BBH Core Select. Another new addition was LKCM Equity, which replaced Columbia Value and Restructuring, due to a change in portfolio management and weak performance.

For the year 2012, MH Elite Select Portfolio of Funds gained 13.3%. Our diversification into various asset classes actually hurt our overall performance. Weaknesses in the Natural Resources, Energy and Precious Metal sectors were too much to overcome in 2012. Europe’s problems and signs of a Chinese slowdown have been taking the air out of commodity prices. Funds with exposure to Latin America and Brazil in particular also were likely to underperform. Our positions in Fidelity Canada (8.3%), Tocqueville Gold (-8.7%) and Vanguard Energy Index (3.5%) significantly underperformed the markets. Tocqueville Gold and Vanguard Energy Index were added to the portfolio in June. TFS Market Neutral (7.8%) and conservative allocation holding, Permanent Portfolio (6.9%), also had single digit returns to hold down our overall performance. We are not discouraged by these two funds as they are in the portfolio to help provide stability and reduce risk, so it is not surprising when their returns under perform in a strong up market. The management team of TFS Market Neutral was recently recognized by Morningstar in the Alternatives Category as Fund Managers of the Year for 2012.

Over the past 4 months of the year MH Elite Select Portfolio of Funds was our best performing fund.  Developed and Emerging markets finished the year with a nice run up in stock prices. As a result we had some nice gains, in excess of 20%, from Allianz NFJ International Value (21.8%), Lazard Emerging Markets Opportunities (22.4%), Oakmark International (29.2%), Oppenheimer Developing Markets (21.3%), Prudential Global Real Estate (27.3%), T. Rowe Price Health Sciences (31.9%), Wasatch Emerging Markets Small Cap (27.7%) and new additions, Westcore International Small Cap (24.8%) and Oppenheimer International Growth (22.1%). Congratulations to Rajiv Jain, manager of Virtus Emerging Markets Opportunities (a current holding we purchased in October 2011), for his recognition by Morningstar as the International Stock Fund Manager of the Year for 2012.

We added T.Rowe Price Global Technology, MFS International Value, long/short fund MainStay Marketfield, Vanguard Materials Index and Wasatch Frontier Emerging Small Countries which has the same management team that has successfully run Wasatch Emerging Markets Small Cap. To make room in the portfolio for these purchases we sold T. Rowe Latin America, Nuveen Tradewinds Global Resources, T. Rowe International Discovery, Manning Napier International, Blackrock International Opportunities, Franklin Gold and Precious Metals and Royce Global Value.

The Fund is allocated approximately 35% to Foreign Develop Markets, 25% to Emerging Market funds, 6% to Long/Short funds, 6% to Real Estate sector, 5% to Healthcare and 7% to Natural Resources and Precious Metals. The remaining 16% is allocated to World Stock funds, Allocation funds, Technology and cash.

For the year 2012, MH Elite Income Fund of Funds gained 6.2%, outperforming the Barclay’s Aggregate Bond Index’s return of 4.2%. With the Fund’s debut in August 2011, this year was devoted to transitioning and building our portfolio to reach our investment objectives of offering a diversified pool of income producing funds. While bond funds in general have provided above average returns over the past 5 years, there are concerns going forward as to when interest rates will begin to rise and consequently have a negative impact on bond fund returns. At the present time, the Fed plans to keep short term rates near zero through mid-2015. With that in mind and in anticipation of rising interest rates eventually, we look for alternative ways to generate income. To that end, we have taken positions in Emerging Market Bonds (Fidelity New Markets Income and TCW Emerging Markets Income), Real Estate (PIMCO Real Estate Real Return Strategy), Dividend paying stocks (Vanguard High Dividend Yield Index), Bank Loans (Credit Suisse Floating Rate High Income), High Yield Bond (Vanguard High Yield Corporate and Ivy High Income), Convertible Bonds (Allianz AGIC Convertible) and World Bond Funds (Franklin Templeton Global Total Return and PIMCO Foreign Bond Unhedged).

Forty percent of the portfolio is allocated towards traditional bond funds with an emphasis on short and intermediate term bond funds. Short term bond funds added to the portfolio this past year were Virtus Multi-Sector Short Term and Loomis Sayles Limited Term Government and Agency. PIMCO Investment Grade Corporate Bond, managed by Morningstar’s Fixed Income Manager of the Year for 2012, Mark Kiesel, and Scout Core Plus Bond were added for their concentration in intermediate term bonds.

As 2012 was a Presidential election year, with the economy a major issue of debate, I find it interesting that while Republicans are considered to be the friends and supporters of Wall Street, stock investors have historically done better when Democrats occupy the White House.

To our loyal shareholders, we appreciate and thank you for the trust you have placed in our management and we would like to extend a special welcome to all new shareholders.

For more information on our investing strategies and updates to fund holdings please visit our website, www.mhelite.com.

Sincerely,

Harvey Merson

President

Past Performance is no guarantee of future results.  The Fund’s average annual total return assumes reinvestment of all dividends and capital gain distributions.  Investment return and principal value will fluctuate so that, when redeemed, an investor’s shares may be worth more or less than their original cost.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Underlying Fund Diversification

December 31, 2012

Investment Category of Underlying Funds

(as a % of Fund assets)

Small Cap Value	%	Small Cap Blend	%	Small Cap Growth	%
Homestead Small Company Stock	6.8	PIMCO Small Cap StocksPLUS TR I	7.8	T. Rowe Price Small Cap Stock	6.3
Huber Capital Small Cap Value Inv	5.7	Fidelity Small Cap Discovery	7.1	Janus Triton T	5.4
Walthausen Small Cap Value	5.5	SouthernSun Small Cap Inv	6.6	Alliance Bernstein Small Cap Growth Adv	5.0
Allianz NFJ SmallCap Value I	4.6	Cambiar Small Cap Inv	6.4	T. Rowe Price New Horizons	4.8
Adirondack Small Cap	4.2	Royce Dividend Value Inv	5.0	BMO Small Cap Growth Y	4.0
		TFS Small Cap	5.0
		Berwyn	4.2

Short-Term Securities and Other Assets – 5.6%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

Value	Blend	Growth
30%	36%	34%

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

December 31, 2012

Comparison of Change in Value of $10,000 investment in

MH Elite Small Cap Fund of Funds vs. Russell 2000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on December 31, 2002 and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000 Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended December 31, 2012
	Average Annual
	1 Year	5 Years	10 Years
MH Elite Small Cap Fund of Funds	15.08%	0.72%	7.45%
Russell 2000 Index	16.35%	3.56%	9.72%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Schedule of Investments

December 31, 2012

Mutual Funds (94.4%)	Shares	Value

PIMCO Small Cap StocksPLUS TR I	47,422	$ 381,750
Fidelity Small Cap Discovery	14,454	347,898
Homestead Small Company Stock	12,398	335,989
SouthernSun Small Cap Inv	14,434	325,477
Cambiar Small Cap Inv	16,935	315,668
T. Rowe Price Small Cap Stock	9,135	310,877
Huber Capital Small Cap Value Inv	20,458	273,527
Walthausen Small Cap Value	14,376	272,139
Janus Triton T	14,844	267,481
Royce Dividend Value Inv	33,875	246,949
TFS Small Cap	20,933	244,918
Alliance Bernstein Small Cap Growth Adv	6,203	244,045
T. Rowe Price New Horizons	7,098	235,449
Allianz NFJ Small Cap Value I	7,471	223,672
Berwyn	6,479	207,451
Adirondack Small Cap	12,838	206,686
BMO Small Cap Growth Y	11,023	197,317

Total Mutual Funds (Cost $ 4,244,200)		4,637,293

Short-Term Securities (4.5%)

Fidelity Institutional Money Market (Cost $ 222,475)		222,475

Total Short-Term Securities		222,475

Total Investments in Securities (Cost $ 4,466,675)		4,859,768

Other Assets (1.1%)		54,058

Net Assets (100%)		$ 4,913,826

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Statement of Assets and Liabilities

December 31, 2012

Assets

Investments in securities at value (Cost $ 4,466,675)	$ 4,859,768
Cash	54,048

Total Assets	4,913,826

Liabilities

Total Liabilities	-

Net Assets	$ 4,913,826

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 766,479)	$ 4,443,209
Accumulated realized gain on investments	77,524
Net unrealized appreciation on investments	393,093

Net Assets	$ 4,913,826

Net asset value per share	$ 6.41

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Statement of Operations

For The Year Ended December 31, 2012

Investment income

Dividend income from underlying funds	$ 20,102
Interest income from underlying funds	29,778
Dividend income from money market	117

Total investment income	49,997

Expenses
Investment advisory fees (note 2)	45,944
Administrative service fees	11,486
Total expenses	57,430

Net investment loss	(7,433)

Realized and unrealized gain on investments

Capital gain distributions from underlying funds	195,153
Net realized gain from investments	147,457
Net change in unrealized appreciation on investments	307,368
Net realized and unrealized gain on investments	649,978

Net increase in net assets resulting from operations	$ 642,545

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2012 and 2011

	2012	2011
Increase in net assets from operations
Net investment loss	$ (7,433)	$ (23,195)
Capital gain distributions from underlying funds	195,153	152,823
Net realized gain from investments	147,457	112,597
Change in unrealized appreciation/(depreciation) on investments	307,368	(553,832)
Net increase/(decrease) in net assets resulting from operations	642,545	(311,607)

Distributions to shareholders from:
Net investment income	-	(22,779)
Realized gains	-	-
Total distributions	-	(22,779)

Capital share transactions (note 5)	93,081	269,798
Total increase/(decrease)	735,626	(64,588)

Net assets at beginning of period	4,178,200	4,242,788
Net assets at end of period	$ 4,913,826	$ 4,178,200

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Underlying Fund Diversification

December 31, 2012

Investment Category of Underlying Funds

(as a % of Fund assets)

Large Cap Value	%	Large Cap Blend	%	Large Cap Growth	%
Sterling Capital Equity Income I	5.6	PIMCO Fundamental Index Plus Trust I	6.4	Wells Fargo Advantage Growth Adm	6.6
ING Corporate Leaders Trust B	5.2	Yacktman	4.9	Brown Advisory Growth Equity I	5.8
Columbia Dividend Opportunity Z	4.4	Gabelli Asset AAA	4.4	LKCM Equity I	4.7
Fairholme	4.4	Royce Special Equity Multi-Cap Service	4.4	T. Rowe Price Media & Telecommunications	4.3
		BBH Core Select N	3.3	Fidelity Select Consumers Staples	3.9

Mid Cap Value	%	Mid Cap Blend	%	Mid Cap Growth	%
Ridgeworth Mid Cap Value Equity I	3.7	Weitz Partners III Opportunity I	6.0	Primecap Odyssey Aggressive Growth	3.7
Artisan Mid Cap Value Inv	3.4	Aston/Fairpointe Mid Cap N	4.1	Ivy Mid Cap Growth I	3.4
		Scout Mid Cap	4.0

Short-Term Securities and Other Assets – 3.4%

Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

Value	Blend	Growth
30%	32%	38%

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

December 31, 2012

Comparison of Change in Value of $10,000 investment in

MH Elite Fund of Funds vs. Russell 1000 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on January 13, 2004, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000 Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended December 31, 2012
	Average Annual
	1 Year	5 Years	Since inception (1/13/04)
MH Elite Fund of Funds	14.23%	-0.69%	3.30%
Russell 1000 Index	16.42%	1.92%	5.10%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Schedule of Investments

December 31, 2012

Mutual Funds (96.6%)	Shares	Value

Wells Fargo Advantage Growth Adm *	11,947	$ 500,110
PIMCO Fundamental Index Plus Trust I	82,903	486,640
Weitz Partners III Oportunity I	35,674	449,488
Brown Advisory Growth Equity I	29,922	439,259
Sterling Capital Equity Income I	26,776	425,471
ING Corporate Leaders Trust B	15,919	395,904
Yacktman	19,206	367,210
LKCM Equity I	19,733	347,693
Columbia Dividend Opportunity Z	38,599	336,194
Fairholme *	10,691	336,137
Royce Special Equity Multi-Cap Service	28,285	330,374
Gabelli Assett AAA	6,346	329,189
T. Rowe Price Media & Telecommunications	6,031	321,459
Aston/Fairpointe Mid Cap N	9,347	312,109
Scout Mid Cap	22,345	305,453
Fidelity Select Consumer Staples	3,661	292,992
Ridgeworth Mid Cap Value Equity I	23,511	276,254
Primecap Odyssey Aggressive Growth *	13,998	272,676
Ivy Mid Cap Growth I	13,400	259,424
Artisan Mid Cap Value Inv	12,251	254,701
BBH Core Select N	14,205	246,449

Total Mutual Funds (Cost $ 6,564,106)		7,285,186

Short-Term Securities (2.9%)

Fidelity Institutional Money Market (Cost $ 219,825)		219,825

Total Short-Term Securities (Cost $ 219,825)		219,825

Total Investments in Securities (Cost $ 6,783,693)		7,505,011

Other Assets (0.5%)		36,399

Net Assets (100%)		$ 7,541,410

* Non-income producing security during the period.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Statement of Assets and Liabilities

December 31, 2012

Assets

Investments in securities at value (Cost $ 6,783,693)	$ 7,505,011
Cash	36,399

Total Assets	7,541,410

Liabilities

Total Liabilities	-

Net Assets	$ 7,541,410

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 1,341,925)	$ 6,969,991
Undistributed net investment income	34,976
Accumulated realized losses on investments	(184,637)
Net unrealized appreciation on investments	721,080

Net Assets	$ 7,541,410

Net asset value per share	$ 5.62

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Statement of Operations

For The Year Ended December 31, 2012

Investment income

Dividend income from underlying funds	$ 60,543
Interest income from underlying funds	64,296
Dividend income from money market	351
Total investment income	125,190

Expenses
Investment advisory fees (note 2)	72,171
Administrative service fees	18,043
Total expenses	90,214

Net investment income	34,976

Realized and unrealized gain on investments

Capital gain distributions from underlying funds	117,886
Net realized gain from investments	283,933
Net change in unrealized appreciation on investments	479,496
Net realized and unrealized gain on investments	881,315

Net increase in net assets resulting from operations	$ 916,291

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2012 and 2011

	2012	2011
Increase in net assets from operations
Net investment income/(loss)	$ 34,976	$ (9,727)
Capital gain distributions from underlying funds	117,886	142,974
Net realized gain/(loss) from investments	283,933	(344,627)
Change in unrealized appreciation /(depreciation) on investments	479,496	(140,569)
Net increase/(decrease) in net assets resulting from operations	916,291	(351,949)

Distributions to shareholders from:
Net investment income	-	-
Realized gains	-	-
Total distributions	-	-

Capital share transactions (note 5)	158,332	431,044
Total increase	1,074,623	79,095

Net assets at beginning of period	6,466,787	6,387,692
Net assets at end of period	$ 7,541,410	$ 6,466,787

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Underlying Fund Diversification

December 31, 2012

Investment Category of Underlying Funds

(as a % of Fund assets)

Foreign Develop Markets	%	Latin America/ Emerging Markets	%	Precious Metals	%
Oakmark International I	5.6	Oppenheimer Developing Markets Y	6.3	Tocqueville Gold	1.9
Harbor International I	5.1	Virtus Emerging Mkts Opportunities I	6.1
Oppenheimer International Growth Y	4.8	Lazard Emerging Markets Equity I	5.4
Allianz NFJ International Value I	4.6	Wasatch Emerging Markets Small Cap	5.3
MFS International Value I	4.6	Wasatch Frontier Emerging Small Countries Inv	2.3
Westcore International Small Cap	4.5
Janus Overseas T	3.0
Fidelity Canada	2.7

Natural Resources	%	Real Estate	%	Health Care	%
Vanguard Energy Index Adm	2.2	Prudential Global Real Estate Z	5.5	T. Rowe Price Health Sciences	4.9
Vanguard Materials Index Adm	2.2

World Stock	%	World Allocation	%	Conservative Allocation	%
Nuveen Global Infrastructure I	2.0	First Eagle Global I	4.2	Permanent Portfolio	4.6

Long – Short/ Market Neutral	%	Technology	%
TFS Market Neutral	4.3	T. Rowe Price Global Technology	1.9
Mainstay Marketfield I	2.1

Short-Term Securities and Other Assets – 3.9%

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

December 31, 2012

Comparison of Change in Value of $10,000 investment in

MH Elite Select Portfolio of Funds vs. S & P 500 Index

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
D O L L A R S
4/6/2006
12/31/2006
12/31/2007
12/31/2008
12/31/2009
12/31/2010
12/31/2011
12/31/2012
S & P 500 Index
$12,411
MH Elite Select
Portfolio of Funds
$10,264
MH Elite Select Portfolio of Funds
S & P 500 Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on April 6, 2006, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the S & P 500 Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended December 31, 2012
	Average Annual
	1 Year	5 Year	Since inception (4/6/06)
MH Elite Select Portfolio of Funds	13.30%	-1.04%	0.37%
S & P 500 Index	16.00%	1.66%	3.25%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Schedule of Investments

December 31, 2012

Mutual Funds (96.1%)	Shares	Value

Oppenheimer Developing Markets Y	9,178	$ 320,126
Virtus Emerging Markets Opportunities I	30,190	311,263
Oakmark International I	13,707	286,877
Prudential Global Real Estate Z	12,904	280,025
Lazard Emerging Markets Equity I	14,055	274,632
Wasatch Emerging Markets Small Cap	96,627	271,521
Harbor International I	4,167	258,873
T. Rowe Price Health Sciences	6,053	249,511
Oppenheimer International Growth Y	7,908	242,863
Permanent Portfolio	4,841	235,443
Allianz NFJ International Value I	10,902	234,059
Westcore International Small Cap	12,763	228,973
MFS International Value I	8,074	227,453
TFS Market Neutral *	14,001	218,692
First Eagle Global I	4,415	215,291
Janus Overseas T	4,444	151,945
Fidelity Canada	2,590	138,598
Wasatch Frontier Emerging Small Countries Inv	44,248	116,814
Vanguard Materials Index Adm	2,669	114,438
Vanguard Energy Index Adm	2,202	112,528
Mainstay MarketField I	6,826	108,123
Nuveen Global Infrastructure I	10,593	101,377
Tocqueville Gold	1,511	96,072
T. Rowe Price Global Technology	9,407	95,202

Total Mutual Funds (Cost $ 4,270,000)		4,890,699

Short-Term Securities (2.8%)

Fidelity Institutional Money Market (Cost $ 139,324)		139,324

Total Short-term Securities (Cost $ 139,324)		139,324

Total Investments in Securities (Cost $ 4,409,324)		5,030,023

Other Assets (1.1%)		58,094

Net Assets (100%)		$ 5,088,117

 * Non-income producing security during the period.

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Statement of Assets and Liabilities

December 31, 2012

Assets

Investments in securities at value (Cost $ 4,409,324)	$ 5,030,023
Cash	58,094

Total Assets	5,088,117

Liabilities

Total Liabilities	-

Net Assets	$ 5,088,117

Analysis of Net Assets:
Capital Stock, no par (issued and outstanding – 995,024)	$ 4,896,646
Accumulated realized losses on investments	(429,228)
Net unrealized appreciation on investments	620,699

Net Assets	$ 5,088,117

Net asset value per share	$ 5.11

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Statement of Operations

For The Year Ended December 31, 2012

Investment income

Dividend income from underlying funds	$ 66,308
Dividend income from money market	572
Total investment income	66,880

Expenses
Investment advisory fees (note 2)	82,360
Administrative service fees	11,766
Total expenses	94,126

Net investment loss	(27,246)

Realized and unrealized gain (loss) on investments

Capital gain distributions from underlying funds	40,628
Net realized loss from investments	(113,295)
Net change in unrealized appreciation on investments	677,781
Net realized and unrealized gain on investments	605,114

Net increase in net assets resulting from operations	$ 577,868

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

For The Years Ended December 31, 2012 and 2011

	2012	2011
Increase in net assets from operations
Net investment loss	$ (27,246)	$ (29,266)
Capital gain distributions from underlying funds	40,628	55,773
Net realized gain/(loss) from investments	(113,295)	81,531
Change in unrealized appreciation/(depreciation) on investments	677,781	(667,372)
Net increase/(decrease) in net assets resulting from operations	577,868	(559,334)

Distributions to shareholders from:
Net investment income	-	-
Realized gains	-	-
Total distributions	-	-

Capital share transactions (note 5)	365,109	450,906
Total increase (decrease)	942,977	(108,428)

Net assets at beginning of period	4,145,140	4,253,568
Net assets at end of period	$ 5,088,117	$ 4,145,140

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Underlying Fund Diversification

December 31, 2012

Investment Category of Underlying Funds

(as a % of Fund assets)

Short Term Bond	%	Intermediate Term Bond	%	Multisector Bond	%
Virtus Multi-Sector Short Term Bond I	5.8	PIMCO Investment Grade Corp Bond I	4.0	PIMCO Income I	5.8
Lord Abbett Short Duration Income F	3.9	DoubleLine Total Return Bond I	3.9	Loomis Sayles Bond I	4.1
Loomis Sayles Limited Term Govt and Agency Y	3.8	Scout Core Plus Bond I	3.7
Weitz Short/Intermediate Income I	2.9

High Yield Bond	%	Emerging Markets Bond	%	World Bond	%
Vanguard High Yield Corporate Adm	5.9	Fidelity New Markets Income	5.6	Franklin Templeton Global Total Return Adv	4.7
Ivy High Income I	3.8	TCW Emerging Markets Income I	3.8	PIMCO Foreign Bond (Unhedged) I	4.7

Bank Loan	%	Convertibles	%	Conservative Allocation	%
Credit Suisse Floating Rate High Income I	6.4	Allianz AGIC Convertible D	2.1	Touchstone Strategic income Y	3.8
				Berwyn Income	2.8

Nontraditional Bond	%	Income from Stock Dividends	%	Real Estate	%
Forward Long/Short Credit Analysis M	3.9	Vanguard High Dividend Yield Index Inv	2.9	PIMCO Real Estate Real Return Strategy I	3.3

Short-Term Securities and Other Assets – 8.4%

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

December 31, 2012

Comparison of Change in Value of $10,000 investment in

MH Elite Income Fund of Funds vs. Barclays Capital Aggregate Bond Index

This chart assumes a hypothetical $10,000 initial investment in the Fund made on August 15, 2011, the Fund’s inception date, and reflects Fund expenses.  Investors should note that the Fund is a professionally managed mutual fund while the Barclays Capital Aggregate Bond Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.

Total Returns for the Periods Ended December 31, 2012
	Average Annual
	1 Year	Since inception (8/15/2011)
MH Elite Income Fund of Funds	6.21	5.52%
Barclays Capital Aggregate Bond Index	4.22	4.47%

The performance data quoted represents past performance.  Past performance is not indicative of future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Schedule of Investments

December 31, 2012

Mutual Funds (91.6%)	Shares	Value

Credit Suisse Floating Rate High Income I	24,165	$ 166,738
Vanguard High Yield Corporate Adm	25,216	154,069
PIMCO Income I	12,386	153,091
Virtus Multi-Sector Short Term Bond I	30,426	150,914
Fidelity New Markets Income	8,196	145,885
PIMCO Foreign Bond (Unhedged) I	11,315	123,217
Franklin Templeton Global Total Return Adv	9,016	122,884
Loomis Sayles Bond I	7,062	106,780
PIMCO Investment Grade Corporate Bond I	9,363	104,120
Lord Abbett Short Duration Income F	22,129	102,679
Forward Long/Short Credit Analysis M	11,411	101,334
DoubleLine Total Return Bond I	8,929	101,161
Touchstone Strategic Income Y	9,362	100,917
Loomis Sayles Limited Term Government and Agency Y	8,361	100,585
TCW Emerging Markets Income I	10,741	100,107
Ivy High Income I	11,710	100,000
Scout Core Plus Bond I	2,972	97,147
PIMCO Real Estate Real Return Strategy I	17,699	87,080
Weitz Short/Intermediate Income I	6,068	76,456
Vanguard High Dividend Yield Index Inv	3,912	76,439
Berwyn Income	5,564	73,164
Allianz AGIC Convertible D	1,933	55,356

Total Mutual Funds (Cost $ 2,375,000)		2,400,123

Short-Term Securities (4.5%)

Fidelity Institutional Money Market (Cost $118,639 )		118,639

Total Short-term Securities (Cost $ 118,639)		118,639

Total Investments in Securities (Cost $ 2,493,639)		2,518,762

Other Assets (3.9%)		102,355

Net Assets (100%)		$ 2,621,117

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Statement of Assets and Liabilities

December 31, 2012

Assets

Investments in securities at value (Cost $ 2,493.640)	$ 2,518,762
Cash	102,355

Total Assets	2,621,117

Liabilities

Total Liabilities	-

Net Assets	$ 2,621,117

Analysis of Net Assets
Capital Stock, no par (issued and outstanding – 491,257)	$ 2,508,134
Undistributed net invest income	53,562
Accumulated realized gain on investments	34,298
Net unrealized appreciation on investments	25,123

Net Assets	$ 2,621,117

Net asset value per share	$ 5.34

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Statements of Operations

For The Years Ended December 31, 2012

Investment income

Dividend income from underlying funds	$ 16,564
Interest Income from underlying funds	61,058
Dividend income from money market	621
Total investment income	78,243

Expenses
Investment advisory fees (note 2)	19,745
Administrative service fees	4,936
Total expenses	24,681

Net investment income	53,562

Realized and unrealized gain on investments

Capital gain distributions from underlying funds	21,450
Net realized gain from investments	12,848
Net change in unrealized appreciation on investments	26,712
Net realized and unrealized gain on investments	61,010

Net increase in net assets resulting from operations	$ 114,572

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Statements of Changes in Net Assets

For The Year Ended December 31, 2012 and for the Period

August 15, 2011 (inception) through December 31, 2011

	2012	2011
Increase in net assets from operations
Net investment income	$ 53,562	$ 6,974
Capital gain distributions from underlying funds	21,450	4,934
Net realized gain from investments	12,848	-
Change in unrealized appreciation/(depreciation) on investments	26,712	(1,589)
Net increase in net assets resulting from operations	114,572	10,319

Distributions to shareholders from:
Net investment income	(6,974)	-
Realized gains	(4,934)	-
Total distributions	(11,908)	-

Capital share transactions (note 5)	1,121,114	1,387,020
Total increase	1,223,778	1,397,339

Net assets at beginning of period	$ 1,397,339	0
Net assets at end of period	$ 2,621,117	$ 1,397,339

The accompanying notes are integral part of these financial statements.

MH Elite Portfolio of Funds, Inc.

MH Elite Small Cap Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment income/(loss) has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

MH Elite Portfolio of Funds, Inc.

MH Elite Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

MH Elite Portfolio of Funds, Inc.

MH Elite Select Portfolio of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Per share net investment loss has been determined on the average number of shares outstanding during the period.

(b)

Total return assumes reinvestment of dividends.

(c)

Net investment loss and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

MH Elite Portfolio of Funds, Inc.

MH Elite Income Fund of Funds

Financial Highlights

For a share of capital stock outstanding throughout the period

(a)

Commencement of operations began on August 15, 2011.

(b)

Per share net investment income has been determined on the average number of shares outstanding during the period.

(c)

Total return assumes reinvestment of dividends.

(d)

Net investment income and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements

December 31, 2012

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds, Inc. is an open-end diversified management investment company under the Investment Company Act of 1940 and the Securities and Exchange Act of 1933.  MH Elite Portfolio of Funds, Inc., Inc. was also organized as a corporation in New Jersey on October 20, 1997.  MH Elite Portfolio of Funds, Inc. offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”).  The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

The following is a summary of the Funds’ significant accounting policies:

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income.  United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds intend to continue to qualify as a regulated investment company and distribute all of its taxable income.  Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008 – 2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually.  Capital gains, if any, are distributed to shareholders at least annually.  Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles.  These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Investment Income – Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

Use of Estimates – The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Management has evaluated subsequent events through the date the financial statements were issued.

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

December 31, 2012

1.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Continued)

Realized Gain and Loss – Security transactions are recorded on a trade date basis.  Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

Reclassifications: Certain Funds recorded a permanent book tax difference in its capital account of reclassifying net investment loss to paid-in-capital at December 31, 2012. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At December 31, 2012 the net investment losses for the following Funds are:

Small Cap Fund of Funds - $7,433     Select Portfolio of Funds - $27,246

2.

INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds.  Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser.  Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Management Fees	1.00%	1.00%	1.75%	1.00%
Distribution (and/or Service) (12b-1) Fees	None	None	None	None
Other Expenses	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	2.00%	1.25%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement.  Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.  The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser.  The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.13% to 2.50% of average net assets.

For the period ended December 31, 2012 the management fees for each Fund were:

MH Elite Small Cap Fund of Funds

$ 45,944

MH Elite Fund of Funds

$ 72,171

MH Elite Select Portfolio of Funds

$ 82,360

MH Elite Income Fund of Funds

$ 19,745

For the period ended December 31, 2012 other expenses for each Fund were:

MH Elite Small Cap Fund of Funds

 $ 11,486

MH Elite Fund of Funds

 $ 18,043

MH Elite Select Portfolio of Funds

 $ 11,766

MH Elite Income Fund of Funds

 $   4,936

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

December 31, 2012

3.

PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the year ended December 31, 2012 aggregated for each Fund was:

	Purchases	Sales
MH Elite Small Cap Fund of Funds	$ 1,690,000	$ 1,305,137
MH Elite Fund of Funds	$ 2,735,000	$ 2,065,893
MH Elite Select Portfolio of Funds	$ 1,760,000	$ 960,681
MH Elite Income Fund of Funds	$ 2,025,000	$ 362,848

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes.  At December 31, 2012, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	Appreciation	Depreciation
MH Elite Small Cap Fund of Funds	$ 431,283	$ 38,190
MH Elite Fund of Funds	$ 748,889	$ 27,809
MH Elite Select Portfolio of Funds	$ 657,479	$ 36,780
MH Elite Income Fund of Funds	$ 42,732	$ 17,609

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

December 31, 2012

4.

INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2012, the components of distributable earnings on a tax basis for each Fund are as follows:

Distributable Earnings	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$-	$34,976	$-	$81,540
Undistributed long-term capital gain	$77,524	$-	$-	$6,320
Unrealized appreciation	$393,093	$721,080	$620,699	$25,123

At December 31, 2012, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on December 31, 2012 with an ex and pay date of January 8, 2013.  The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share	Amount	Per Share
Dividend	$ -	$ -	$34,977	$0.026366	$53,562	$0.103737
Short Term Capital Gain	$ -	$ -	$ -	$ -	$27,978	$0.054188
Long Term Capital Gain	$ 77,524	$0.101355	$ -	$ -	$ 6,320	$0.012240

No distribution in 2012 was declared for the MH Elite Select Portfolio of Funds.

For Federal income tax purposes, capital loss carry forwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years for capital losses incurred December 31, 2010 and prior and applied against future gains. As of December 31, 2012, the Funds that had capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
December 31, 2016	-	-	$254,076	-
December 31, 2017	-	-	$102,485	-
Indefinitely	-	$184,637	$ 72,667	-
Total	-	$184,637	$429,228	-

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

December 31, 2012

5.

CAPITAL SHARE TRANSACTIONS

As of December 31, 2012, 1,000,000,000 shares of no par value capital stock were authorized for all portfolios.  Transactions in capital stock for each Fund are as follows:

	MH Elite Small Cap Fund of Funds
	For the year ended December 31, 2012		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares Sold	74,931	$ 450,433	89,906	$ 505,038
Shares issued in reinvestment of distributions	-	-	3,720	22,469
	74,931	450,433	93,626	527,507
Shares redeemed	(58,936)	(357,352)	(46,487)	(257,709)
Net Increase/(Decrease)	15,995	$ 93,081	47,139	$ 269,798

	MH Elite Fund of Funds
	For the year ended December 31, 2012		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares Sold	171,154	$ 926,268	220,497	$ 1,078,015
Shares issued in reinvestment of distributions	-	-	-	-
	171,154	926,268	220,497	1,078,015
Shares redeemed	(142,363)	(767,936)	(132,200)	(646,971)
Net Increase	28,791	$ 158,332	88,297	$ 431,044

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

December 31, 2012

5.

CAPITAL SHARE TRANSACTIONS  (continued)

	MH Elite Select Portfolio of Funds
	For the year ended December 31, 2012		For the year ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares Sold	149,059	$ 721,235	189,112	$ 908,327
Shares issued in reinvestment of distributions	-	-	-	-
	149,059	721,235	189,112	908,327
Shares redeemed	(73,036)	(356,126)	(91,457)	(457,421)
Net Increase	76,023	$ 365,109	97,655	$ 450,906

	MH Elite Income Fund of Funds
	For the period ended December 31, 2012		For the period ended December 31, 2011
	Shares	Amount	Shares	Amount
Shares Sold	292,158	$ 1,519,485	276,501	$ 1,390,500
Shares issued in reinvestment of distributions	2,367	11,908	-	-
	294,525	1,531,393	276,501	1,390,500
Shares redeemed	(79,073)	(410,279)	(696)	(3,480)
Net Increase/(Decrease)	215,452	$ 1,121,114	275,805	$ 1,387,020

MH Elite Portfolio of Funds, Inc.

Notes to Financial Statements (Continued)

December 31, 2012

6.

FAIR VALUE

ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2012:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1 – Quoted prices	$ 4,878,213	$ 7,519,773	$ 5,032,301	$ 2,528,454
Level 2 – Other significant observable inputs	-	-	-	-
Level 3 – Significant unobservable inputs	-	-	-	-
Total	$ 4,878,213	$ 7,519,773	$ 5,032,301	$ 2,528,454

The Funds did not hold any Level 3 investments during the year ended December 31, 2012.  The Funds did not hold any derivative instruments at any time during the year ended December 31, 2012. There were no significant transfers into or out of Level 1 or Level 2 during the period.  It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

7.

NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to enforceable master netting arrangement or similar agreement.  The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim reporting periods within those annual periods.  Management is currently evaluating the impact of the update’s adoption on the Funds’ financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors

  of MH Elite Portfolio of Funds, Inc.

     We have audited the accompanying statements of assets and liabilities of MH Elite Small Cap Fund of Funds (“Small Cap”), MH Elite Fund of Funds (“Fund of Funds”), MH Elite Select Portfolio of Funds (“Select”) and MH Elite Income Fund of Funds (“Income”), (each a series of MH Elite Portfolio of Funds, Inc.), (collectively the “Funds”), including the schedules of investments, as of December 31, 2012 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the period August 15, 2011 (inception) to December 31, 2011 for the Income Fund, and the financial highlights for each of the five years in the period then ended and the period August 15, 2011 (inception) to December 31, 2011 for the Income Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds were not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the periods indicated therein, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

February 27, 2013

Abington, Pennsylvania

 MH Elite Portfolio of Funds, Inc.

ADDITIONAL INFORMATION

December 31, 2012

(Unaudited)

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds, Inc. has adopted the policy of always voting in line with management recommendations.  If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund.  It is not our intent to change or alter the management or policies of the underlying funds.  The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s).  We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.  For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds this would be for the fiscal quarters ending March 31 and September 30.  The Form N-Q filing must be made within 60 days of the end of the quarter.  The MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds, and MH Elite Income Fund of Funds Forms N-Q will be available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-318-7969.

ANNUAL SHAREHOLDER MEETING

The annual meeting of Shareholders of MH Elite Portfolio of Funds, Inc. was held on October 31, 2012. All shareholders of record as of August 31, 2012 were asked to vote on the election of five directors and to ratify or reject the selection of the firm Sanville and Company as the independent public accountants to audit and certify financial statements of the Funds for the fiscal year ending December 31, 2012.

Shareholders voted in favor of Jeff Holcombe, Vince Rettino, Howard Samms, Tice Walker and Vincent Farinaro to serve a one year term as the Corporation’s Board of Directors effective January 1, 2013.

Shareholders voted to ratify the selection of Sanville and Company, to serve as the independent public accountants.

There were no other matters presented to the Board.

MH Elite Portfolio of Funds, Inc.

ADDITIONAL INFORMATION

December 31, 2012

(Unaudited)

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On December 4, 2012, the non-interested Board of Directors of the Funds approved the continuation of the advisory agreement for an additional year with MH Investment Management Inc. Materials provided to and discussed with the Board contained information, including comparative fund information relating to performance, advisory fees and other expenses, with respect to numerous factors, including the following:

•

The background, education and experience of the Advisor’s personnel

•

Investment strategies and decision making processes

•

The nature, extent and quality of the services to be provided by the investment adviser

•

Investment performance of the Funds

•

Compensation to the adviser and analysis of the adviser’s profitability with respect to the Funds

•

Financial condition and stability of the adviser

•

Possible conflicts of interest between the adviser and the Funds

•

Overall fund expenses and expense ratios of the Funds

The Board considered the scope and quality of services provided by the Advisor. Services provided by the Advisor include all operations of the Funds including portfolio management, transfer and shareholder services. Accounting, auditing and legal services are outsourced by the adviser. Some shareholder services are being provided by Mutual Shareholder Services, LLC.  Huntington National Bank serves as the Funds custodian. Based on the fees available and paid to the adviser, the Board concluded that management fees are fair and reasonable with respect to the quality of service provided and in light of other factors that the Board deemed relevant to the structure of the Funds.  The Board, to factor in economies of scale as the Funds grow, will reexamine the current fee structure when the Funds’ assets reach at least $35 million. Based on their review, the Board concluded that the Advisor had the capabilities, resources and personnel necessary to manage the Funds.

The Board compared the performance of the Funds to benchmark indices over various periods of time and concluded the performance of the Funds warranted the continuation of the advisory agreement.

The Board was advised the Funds have no soft dollar arrangements with any third parties and transaction fees, when applicable in the buying and selling of underlying funds, are paid by the adviser.

MH Elite Portfolio of Funds, Inc.

ADDITIONAL INFORMATION

December 31, 2012

(Unaudited)

EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and/or MH Income Fund of Funds you incur two types of costs: (1) management fees and (2) other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2012 through December 31, 2012.

ACTUAL EXPENSES

The first four lines of the table below provide information about actual account values and actual expenses.  You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first, second, and/or third line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The fifth and sixth lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in these Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees.  Therefore, the fifth and sixth lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During the Period July 1, 2012 to December 31, 2012 (a)
Actual – MH Elite Small Cap Fund of Funds	$1,000	$1,086	$6.55	(b)
Actual – MH Elite Fund of Funds	$1,000	$1,064	$6.48	(b)
Actual – MH Elite Select Portfolio of Funds	$1,000	$1,094	$10.53	(c)
Actual – MH Elite Income Fund of Funds	$1,000	$1,041	$6.41	(b)
Hypothetical with expense ratio of 1.25% (5% return before expenses)	$1,000	$1,019	$6.36
Hypothetical with expense ratio of 2.0% (5% return before expenses)	$1,000	$1,015	$10.18

(a)

The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above.  Generally, the operating expenses of the underlying funds range from 0.13% to 2.50% of average net assets.

(b)

Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184 / 366 (to reflect the one-half year period).

(c)

Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184 / 366 (to reflect the one-half year period).

BOARD OF DIRECTORS INFORMATION

MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds,

MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds

December 31, 2012

(Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Directors.  Information pertaining to the Directors of the Funds is set forth below.  The Statement of Additional Information includes additional information about the Funds’ Directors and is available, without charge, by calling 1-800-318-7969.   Each director may be contacted by writing to the director c/o MH Elite Portfolio of Funds, Inc., 43 Highlander Drive, Scotch Plains, NJ 07076.

All disinterested and interested directors serve on the Board of Directors of each Fund and are elected annually by shareholders.

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
DISINTERESTED DIRECTORS
Vincent Farinaro 565 Fallbrook Drive Venice, FL 34292 84	Independent Director	One Year, Since 7-31-1998	Retired	4	None
Howard Samms 4 Surrey Lane Lambertville, NJ 08530 67	Independent Director, Chairman of the Board	One Year, Since 7-31-1998 Since 1-1-2005	Retired from Johnson and Johnson Healthcare Systems, Director of Finance	4	None
Tice Walker 52 Oak Avenue Metuchen, NJ 08840 44	Independent Director	One Year, Since 9-1-2003	Actuary	4	None
INTERESTED DIRECTORS
Jeff Holcombe (a) 8 Guildford Court Annandale, NJ 08801 57	Interested Director, Vice-President	One Year, Since 7-31-1998	Telcordia Technologies, Director of Software Development	4	None
Vincent Rettino (b) 531 Victor Street Scotch Plains, NJ 07076 37	Interested Director	One Year, Since 10-31-2008	Union NJ School District Vice Principal MH Investment Management Research Assistant	4	None

(a)

Mr. Holcombe is an "interested person" (as defined in the Investment Company Act of 1940) by virtue of his position as co-owner of the Fund's Investment Adviser.

(b)

Mr. Rettino is an "interested person" (as defined in the Investment Company Act of 1940) by performing research and analysis for the Fund’s Investment Adviser.

(c)

Disinterested directors are compensated by the adviser and not the Funds

BOARD OF DIRECTORS INFORMATION

MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and

MH Elite Select Portfolio of Funds

December 31, 2012

(Unaudited)

Name,Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex	Other Directorships Held Outside of the Fund Complex
OFFICERS
Harvey Merson 43 Highlander Drive Scotch Plains, NJ 07076 61	President and Chief Compliance Office	Since 7-31-1998	Portfolio Manager and Registered Investment Adviser	N/A	None
Jeff Holcombe 8 Guildford Court Annandale, NJ 08801 57	Vice President, Chief Information Officer and Director	Since 7-31-1998	Telcordia Technologies, Director of Software Development	4	None

Director Compensation

Each director, if any, who is not an “interested director” as defined in the Investment Company Act of 1940 is paid $500 annually for each fund he/she oversees.  The Chairman of the Board is paid an additional $125 annually per Fund.  The Directors periodically review their fees to ensure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes.  Neither the interested Director nor any officer of the Funds receives any compensation from the Funds.

MH Elite Portfolio of Funds, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Annual Report

to

Shareholders

December 31, 2012

This report is submitted for the general information of the shareholders of the Funds.  It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

Item 2. Code of Ethics

   As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant's principal executive officer and principal financial officer.  A copy of the Code of Ethics may be obtained without charge, by writing to MH Elite Portfolio of Funds Inc., 43 Highlander Drive, Scotch Plains, NJ 07076.

Item 3. Audit Committee Financial Expert.

MH Elite Portfolio of Funds, Inc. manages a small fund with less than

25 million in assets. The Fund's management and Board of Directors have determined with a history of certified audits and the auditors satisfaction as stated in their statement of internal control exercised by the Fund, that a separate audit committee and financial expert is not required. The Fund's management is responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940).

Item 4. Principal Accountant Fees and Services

The following table sets forth information as to the fees billed to the

Registrant for each of the last two fiscal years for audit, audit related, tax and other services and products.

                  Fiscal Year Ended December 31,

                       2012             2011

                     -------          -------

Audit Fees          $ 23,000         $ 20,000

Audit-Related              0                0

Tax Fees               4,020            3,950

All Other Fees             0                0

                    ---------          -------

Total               $ 27,020         $ 23,950

Item 5.  Audit Committee of Listed Registrants

  Not applicable to this Registrant because it is not a 'listed issuer'

within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  (RESERVED)

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End

         Management Investment Companies

  Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  (RESERVED)

Item 9. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES.  Based on an evaluation of the

Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS.  There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.   Exhibits

  The folowing exhibits are attached to this Form N-CSR:

     Exhibit 10(a)     Code of Ethics policy for Registrant (refer to Item 2)

     Exhibit 10(b)(1)  Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2)  Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c)     Certification of Chief Executive Office and                       Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MH Elite Portfolio of Funds

By /s/Harvey Merson

     Harvey Merson

     President

      (Principal Executive Officer)

Date: March 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jeff Holcomb

      Jeff Holcomb

      Vice President

       (Principal Financial Officer)

Date March 5, 2013